Consolidated statements of operations and comprehensive loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Research and development expenses	€ 25,684,140	€ 44,582,136	€ 25,028,554
Third-Party Services
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Research and development expenses	19,886,693	36,783,223	15,909,366
Manufacturing of Clinical Material
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Research and development expenses	3,075,347	13,479,235	4,828,534
Clinical, Pre-Clinical
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Research and development expenses	16,811,346	23,303,988	11,080,832
Employee Benefits Expenses
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Research and development expenses	4,480,890	6,231,812	8,037,082
Equity-Settled Share-Based Payment Expenses
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Research and development expenses	626,833	2,580,983	5,256,194
Legal and Consulting Fees
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Research and development expenses	862,364	668,676	421,041
Other Expenses
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Research and development expenses	€ 454,193	€ 898,425	€ 661,065